Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Related party transactions	Note 32: Related party transactions
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2025 £m	2024 £m	2023 £m
Salaries and other short-term benefits	15	14	15
Share-based payments	22	18	15
Total compensation	37	32	30
The aggregate of the emoluments of the directors was £10.7 million (2024: £9.2 million; 2023: £9.3 million).
There were £nil aggregate contributions in respect of key management personnel to defined contribution pension schemes (2024: £nil; 2023:
£nil).
The total for the highest paid director (Charlie Nunn) was £6,099,000 (2024: Charlie Nunn: £4,966,000; 2023: Charlie Nunn: £5,105,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

Share options over Lloyds Banking Group plc shares	2025 million	2024 million	2023 million
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

Share plans settled in Lloyds Banking Group plc shares	2025 million	2024 million	2023 million
At 1 January	114	55	72
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	42	69	27
Exercised/lapsed (includes entitlements of former key management personnel)	(9)	(10)	(44)
At 31 December	147	114	55
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2025 £m	2024 £m	2023 £m
At 1 January	1	1	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(1)	(1)	(1)
At 31 December	1	1	1
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between
3.67% and 31.80% in 2025 (2024: 2.03% and 32.40%; 2023: 1.09% and 32.40%).
No provisions have been recognised in respect of loans given to key management personnel (2024 and 2023: £nil).

Deposits	2025 £m	2024 £m	2023 £m
At 1 January	8	14	10
Placed (includes deposits of appointed key management personnel)	43	32	45
Withdrawn (includes deposits of former key management personnel)	(44)	(38)	(41)
At 31 December	7	8	14
Deposits placed by key management personnel attracted interest rates of up to 6.25% (2024: 6.25%; 2023: 6.25%).
At 31 December 2025, the Group did not provide any guarantees in respect of key management personnel (2024 and 2023: none).
Note 32: Related party transactions continued
At 31 December 2025, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £38.8 thousand with four directors and one connected person (2024: £29.0 thousand with five directors and one connected person; 2023: £23.6 thousand with six directors and no connected persons).
Balances and transactions with fellow Lloyds Banking Group undertakings
Balances and transactions between members of the Lloyds Bank Group
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group’s balance sheet as follows:

	2025 £m	2024 £m
Assets, included within:
Derivative financial instruments	742	807
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings[1]	1,182	560
	1,924	1,367
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Derivative financial instruments	580	687
Debt securities in issue at amortised cost	18,223	19,198
Subordinated liabilities	8,600	7,336
	31,255	31,270
1Includes reverse repurchase transactions at amortised cost, subject to IAS 32 offsetting, with fellow Lloyds Banking Group undertakings.
These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2025 the Group earned
£28 million interest income on the above asset balances (2024: £18 million; 2023: £9 million) and the Group incurred £1,322 million interest expense on the above liability balances (2024: £1,353 million; 2023: £1,010 million).
Details of intercompany recharges recognised within other operating income are given in note 8 and details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 33.
Other related party transactions
Pension funds
The Group provides banking services to certain of its pension funds. At 31 December 2025, customer deposits of £128 million (2024:
£113 million) related to the Group’s pension funds.
Joint ventures and associates
At 31 December 2025 there were loans and advances to customers of £34 million (2024: £23 million) outstanding and balances within customer deposits of £13 million (2024: £12 million) relating to joint ventures and associates.
During the year the Group paid fees of £3 million (2024: £4 million) to the Lloyds Banking Group’s Schroders Personal Wealth joint venture.